Share-based payments (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Market price	$ 1,000
Share-based payment expense	$ 9,716,016	$ 4,521,598	$ 2,365,385